Customer deposits (Tables)	12 Months Ended
Dec. 31, 2024
Customer deposits
Schedule of customer deposits

	As at December 31,
	2023	2024
	RMB’000	RMB’000
Current and savings accounts	437,153	—
Fixed deposit	1,824,061	—
	2,261,214	—